SUBSEQUENT EVENTS - Non-Cash Asset Agreement and Investment in Sun Solar (Details) - USD ($)	Jan. 06, 2026	Jan. 05, 2026	Jan. 01, 2026	Jun. 30, 2026
Sun Solar LLC
SUBSEQUENT EVENTS
Number of membership interest		400,000
Ownership Percentage		40.00%		40.00%
Disposal group, not discontinued operations
SUBSEQUENT EVENTS
Cash consideration			$ 0
Percentage of non-voting, non-distributing equity interest in ATS LLC			1.00%
Percentage of net proceeds receivable from ATS LLC			2.00%
Period for selling assets			24 months
Subsequent events | Sun Solar LLC | Related party
SUBSEQUENT EVENTS
Percentage of gross revenue	40.00%
Subsequent events | Sun Solar LLC
SUBSEQUENT EVENTS
Percentage of equity interest to be acquired		40.00%
Number of membership interest		400,000
Ownership Percentage		40.00%
Consideration in the form of shares		468,750
Subsequent events | Disposal group, not discontinued operations
SUBSEQUENT EVENTS
Cash consideration			$ 0
Percentage of non-voting, non-distributing equity interest in ATS LLC			1.00%
Percentage of net proceeds receivable from ATS LLC			2.00%
Period for selling assets			24 months
Non-competed covenant period			5 years